Norwood Financial Corp (Parent Company Only) Financial Information (Statements of Cash Flows) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Condensed Financial Statements, Captions [Line Items]
Net income	$ 13,651,000	$ 8,198,000
Net realized gain on sales of securities	(213,000)	(348,000)
Other, net	(275,000)	193,000
Net Cash Provided by Operating Activities	17,298,000	16,051,000
Proceeds from sale of securities	17,745,000	15,612,000
Net Cash Used for Investing Activities	(54,838,000)	(28,593,000)
Stock options exercised	520,000	1,040,000
Sale of treasury stock for ESOP	123,000	127,000
Acquisition of treasury stock	(194,000)	(1,587,000)
Cash dividends paid	(5,509,000)	(5,386,000)
Net Cash Provided by Financing Activities	39,191,000	12,065,000
Net Increase (Decrease) in Cash and Cash Equivalents	1,651,000	(477,000)
CASH AND CASH EQUIVALENTS, BEGINNING	16,697,000	17,174,000
CASH AND CASH EQUIVALENTS, END	18,348,000	16,697,000
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net income	13,651,000	8,198,000
Undistributed earnings of bank subsidiary	(8,409,000)	(3,032,000)
Net realized gain on sales of securities		(130,000)
Decrease in deferred ncome tax	1,158,000	1,736,000
Other, net	387,000	389,000
Net Cash Provided by Operating Activities	6,787,000	7,161,000
Investment in bank subsidiary	(4,000,000)
Proceeds from sale of securities		422,000
Net Cash Used for Investing Activities	(4,000,000)	422,000
Stock options exercised	520,000	1,040,000
Sale of treasury stock for ESOP	123,000	127,000
Acquisition of treasury stock	(194,000)	(1,587,000)
Cash dividends paid	(5,509,000)	(5,386,000)
Net Cash Provided by Financing Activities	(5,060,000)	(5,806,000)
Net Increase (Decrease) in Cash and Cash Equivalents	(2,273,000)	1,777,000
CASH AND CASH EQUIVALENTS, BEGINNING	4,782,000	3,005,000
CASH AND CASH EQUIVALENTS, END	$ 2,509,000	$ 4,782,000